Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jan. 02, 2018
Registrant Name	UBS MONEY SERIES
Central Index Key	0001060517
Amendment Flag	false
Document Creation Date	Jan. 02, 2018
Document Effective Date	Jan. 02, 2018
Prospectus Date	Aug. 28, 2017
UBS RMA Government Money Market Fund | UBS RMA Government Money Market Fund
Prospectus:
Trading Symbol	RMGXX